UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-21162

Name of Fund:  Merrill Lynch Fundamental Growth Principal Protected Fund of
               Merrill Lynch Principal Protected Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments


Merrill Lynch Fundamental Growth Principal Protected Fund


Schedule of Investments as of May 31, 2006

                                                  Shares
Industry                                            Held    Common Stocks                                               Value
Aerospace & Defense - 3.7%                        20,700    Boeing Co.                                            $     1,723,275
                                                  20,800    Lockheed Martin Corp.                                       1,507,792
                                                  17,000    United Technologies Corp.                                   1,062,840
                                                                                                                  ---------------
                                                                                                                        4,293,907

Beverages - 1.3%                                  24,500    PepsiCo, Inc.                                               1,481,270

Biotechnology - 2.6%                              30,100    Amgen, Inc. (a)                                             2,034,459
                                                  17,400    Genzyme Corp. (a)                                           1,035,300
                                                                                                                  ---------------
                                                                                                                        3,069,759

Capital Markets - 1.7%                            49,900    The Charles Schwab Corp.                                      831,334
                                                   9,400    Franklin Resources, Inc.                                      845,530
                                                  19,000    Janus Capital Group, Inc.                                     342,190
                                                                                                                  ---------------
                                                                                                                        2,019,054

Chemicals - 5.1%                                  30,600    Air Products & Chemicals, Inc.                              1,984,410
                                                  31,000    E.I. du Pont de Nemours & Co.                               1,318,430
                                                  33,300    Nalco Holding Co. (a)                                         573,093
                                                  39,800    Praxair, Inc.                                               2,097,460
                                                                                                                  ---------------
                                                                                                                        5,973,393

Communications Equipment - 1.1%                   39,200    Telefonaktiebolaget LM Ericsson (b)                         1,255,576

Construction & Engineering - 0.7%                  5,400    Fluor Corp.                                                   473,364
                                                   4,300    Jacobs Engineering Group, Inc. (a)                            335,529
                                                                                                                  ---------------
                                                                                                                          808,893

Diversified Financial Services - 2.5%             34,300    Bank of America Corp.                                       1,660,120
                                                  26,500    Citigroup, Inc.                                             1,306,450
                                                                                                                  ---------------
                                                                                                                        2,966,570

Electrical Equipment - 0.7%                       10,300    Emerson Electric Co.                                          849,956

Energy Equipment & Services - 10.3%               23,900    Baker Hughes, Inc.                                          2,062,570
                                                  21,000    Grant Prideco, Inc. (a)                                     1,008,840
                                                  30,300    Halliburton Co.                                             2,260,077
                                                  20,800    National Oilwell Varco, Inc. (a)                            1,374,048
                                                  44,400    Schlumberger Ltd.                                           2,911,308
                                                  30,200    Transocean, Inc. (a)                                        2,457,374
                                                                                                                  ---------------
                                                                                                                       12,074,217

Health Care Equipment & Supplies - 3.3%           26,600    Alcon, Inc.                                                 2,874,928
                                                  19,300    Medtronic, Inc.                                               974,457
                                                                                                                  ---------------
                                                                                                                        3,849,385

Health Care Providers & Services - 2.3%           11,000    Sierra Health Services, Inc. (a)                              453,200
                                                  30,600    WellPoint, Inc. (a)                                         2,190,348
                                                                                                                  ---------------
                                                                                                                        2,643,548

Hotels, Restaurants & Leisure - 2.4%              45,900    Starbucks Corp. (a)                                         1,636,335
                                                   4,200    Station Casinos, Inc.                                         306,600
                                                  18,000    Yum! Brands, Inc.                                             907,200
                                                                                                                  ---------------
                                                                                                                        2,850,135

Household Products - 2.1%                         45,300    The Procter & Gamble Co.                                    2,457,525

IT Services - 2.7%                                17,500    Cognizant Technology Solutions Corp. (a)                    1,032,500
                                                  13,400    Infosys Technologies Ltd.                                     843,249
                                                  55,000    Satyam Computer Services Ltd.                                 822,599
                                                  11,900    Tata Consultancy Services Ltd.                                458,311
                                                                                                                  ---------------
                                                                                                                        3,156,659

Industrial Conglomerates - 5.3%                   31,500    3M Co.                                                      2,635,290
                                                 104,200    General Electric Co.                                        3,569,892
                                                                                                                  ---------------
                                                                                                                        6,205,182

Internet Software & Services - 2.0%                1,900    Google, Inc. Class A (a)                                      706,458
                                                  52,400    Yahoo!, Inc. (a)                                            1,655,316
                                                                                                                  ---------------
                                                                                                                        2,361,774

Life Sciences Tools & Services - 0.3%              5,000    Covance, Inc. (a)                                             295,350

Machinery - 3.1%                                  21,400    Caterpillar, Inc.                                           1,561,130
                                                  20,900    ITT Industries, Inc.                                        1,089,935
                                                  32,300    Pall Corp.                                                    971,907
                                                                                                                  ---------------
                                                                                                                        3,622,972

Media - 1.0%                                      39,700    Walt Disney Co.                                             1,210,850

Metals & Mining - 0.7%                            14,600    Rio Tinto Ltd.                                                861,576

Oil, Gas & Consumable Fuels - 6.3%                74,300    Exxon Mobil Corp.                                           4,525,613
                                                  14,900    Sunoco, Inc.                                                1,021,991
                                                  29,400    Valero Energy Corp.                                         1,803,690
                                                                                                                  ---------------
                                                                                                                        7,351,294

Pharmaceuticals - 0.5%                            12,600    MGI Pharma, Inc. (a)                                          226,926
                                                   7,500    Novartis AG Registered Shares                                 417,130
                                                                                                                  ---------------
                                                                                                                          644,056

Specialty Retail - 1.5%                           76,150    Staples, Inc.                                               1,788,764

Textiles, Apparel & Luxury Goods - 1.7%           35,600    Coach, Inc. (a)                                             1,035,248
                                                  12,000    Nike, Inc. Class B                                            963,720
                                                                                                                  ---------------
                                                                                                                        1,998,968

Tobacco - 1.3%                                    21,200    Altria Group, Inc.                                          1,533,820

                                                            Total Common Stocks
                                                            (Cost - $63,003,708) - 66.2%                               77,624,453


                                                    Face
                                                  Amount    U.S. Government Obligations
                                           $  21,855,000    U.S. Treasury STRIPS, 3.858%* due 11/15/2009 (d)           18,395,222
                                              19,750,000    U.S. Treasury STRIPS, 3.287%* due 8/15/2009 (d)            16,842,543

                                                            Total U.S. Government Obligations
                                                            (Cost - $36,954,078) - 30.1%                               35,237,765


                                              Beneficial
                                                Interest    Short-Term Securities
                                           $   3,707,849    Merrill Lynch Liquidity Series, LLC
                                                            Cash Sweep Series I, 4.85% (c)(e)                           3,707,849

                                                            Total Short-Term Securities
                                                            (Cost - $3,707,849) - 3.2%                                  3,707,849

                                                            Total Investments (Cost - $103,665,635**) - 99.5%         116,570,067
                                                            Other Assets Less Liabilities - 0.5%                          564,199
                                                                                                                  ---------------
                                                            Net Assets - 100.0%                                   $   117,134,266
                                                                                                                  ===============


  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

 ** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $    104,370,686
                                                   ================
    Gross unrealized appreciation                  $     15,467,852
    Gross unrealized depreciation                       (3,268,471)
                                                   ----------------
    Net unrealized appreciation                    $     12,199,381
                                                   ================


(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Interest
    Affiliate                                   Activity        Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                   $ 1,332,302     $    65,813
    Merrill Lynch Liquidity Series, LLC
       Money Market Series                           ---     $    11,449


(d) Separately Traded Registered Interest and Principal of Securities (STRIPS).

(e) Represents the current yield as of 5/31/2006.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Fundamental Growth Principal Protected Fund of
Merrill Lynch Principal Protected Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: July 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: July 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: July 21, 2006